Segment, Customer and Geographic Information (Schedule of Non-current Assets on the Basis of Geographic Location) (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Total non-current assets	[1]	$ 1,228,026	$ 2,036,109
Israel [Member]
Disclosure of geographical areas [line items]
Total non-current assets		1,224,031	1,290,652
United States [Member]
Disclosure of geographical areas [line items]
Total non-current assets		3,983	745,442
Others [Member]
Disclosure of geographical areas [line items]
Total non-current assets		$ 12	$ 15

[1]	Composed of property, plant and equipment and intangible assets.